RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

25.   RELATED PARTY TRANSACTIONS

a)Related parties *

Name of related parties	Relationship with the Company
Xiaomi Ventures Limited (“Xiaomi”), Xiaomi Communication Technology Co., Ltd., and its subsidiary, Beijing Xiaomi Mobile Software Co., Ltd. (collectively, “Xiaomi Group”) (2)	A company controlled by principal shareholder of the Company before December 30, 2020
King Venture Holdings Limited (“King Venture”) and Beijing Kingsoft Cloud Network Technology Co., Ltd. (“BJ Kingsoft”) (1)	A company controlled by principal shareholder of the Company before December 30, 2020
Beijing Cheetah Mobile Technology Co., Ltd. (“BJ Cheetah”) (1)	A company controlled by principal shareholder of the Company before December 30, 2020
Tuspark Innovation Venture Ltd. (“Tuspark Innovation”)	The controlling shareholder of the Company before April 13,2021
Beijing Tuspark Harmonious Investment Development Co., Ltd. (“Tuspark Harmonious”) (5)	A company controlled by controlling shareholder of the Company before April 13, 2021
Ziguang Financial Leasing Co., Ltd. (“Ziguang Finance Leasing”) (5)	A company controlled by controlling shareholder of the Company before April 13, 2021
Qidi Bus (Beijing) Technology Co., Ltd. (“Qidi Tech”) (5)	A company controlled by controlling shareholder of the Company before April 13, 2021
Beijing Qidi Yefeng Investment Co., Ltd. (“Beijing Qidi Yefeng”) (5)	A company controlled by controlling shareholder of the Company before April 13, 2021
Beijing Huaqing Property Management Co., Ltd. (“Beijing Huaqing”) (5)	A company controlled by controlling shareholder of the Company before April 13, 2021
Shanghai Shibei Hi-Tech Co., Ltd. (“SH Shibei”)	Noncontrolling shareholder of a subsidiary
Shanghai Puping Information Technology Co., Ltd. (“Shanghai Puping”) (4)	A company controlled by minority shareholder of the Company
Beijing Chengyishidai Network Engineering Technology Co., Ltd. (“CYSD”)(3)	Equity investee of the Company
WiFire (Beijing) Technology Co., Ltd. (“WiFire BJ”) (3)	Equity investee of the Company
Beijing Fastweb Network Technology Co., Ltd. (“BJ Fastweb”) (3)	Equity investee of the Company
Jingliang Interconnected Cloud Technology Co., Ltd. (“Jingliang Inter Cloud”)	Equity investee of the Company
Apurimac Partners Limited (“APL”)(6)	A company controlled by an officer of the Company before September 30, 2022
Asialeads Capital (Cayman) Limited(6)	A company in which a director of the Company acts as an executive before September 30, 2022
Beijing New Internet Digital Technology Research Institution Limited (“BJ New Internet”)	Equity investee of the Company
Anhui Suzhou Century Broadband Data Technology Co., Ltd. (“SZ Century”) (7)	A company controlled by an equity investee of principal shareholder of the Company from December 1, 2021 to October 31, 2022
SH Edge Interchange	Equity investee of the Company since September 30, 2022
*	These are the related parties that have engaged in significant transactions with the Company for the years ended December 31, 2020, 2021 and 2022.
(1)	These companies are ultimately controlled by the same party. King Venture made a significant investment in the Company in 2015. These companies ceased to be related parties as the Company repurchased the shares from King Venture on December 30, 2020.
(2)	These companies are ultimately controlled by the same party. Xiaomi made a significant investment in the Company in 2015. These companies ceased to be related parties as the Company repurchased the shares from King Venture on December 30, 2020.
(3)	These entities were disposed by the Company in September 2017, included in WiFire Entities, and determined by the Company as related parties as of December 31, 2020, 2021 and 2022.
(4)	These entities are controlled by Waburg Pincus, a significant minority shareholder of the Company.
(5)	These companies are ultimately controlled by the same party. Tuspark Innovation was the controlling shareholder as of December 31, 2020. These companies ceased to be related parties as the Company repurchased shares from Tuspark Innovation on April 13, 2021.
(6)	These companies were controlled by Samuel Shen, the CEO of Company in 2020. These companies ceased to be related parties as Samuel Shen resigned from the Company in September 2022.
(7)	SZ Century was controlled by an equity investee of a principal shareholder of the Company from December 1, 2021. SZ Century ceased to be a related party as the equity interests in SZ Century was disposed by the equity investee of the principal shareholder on October 31, 2022.

25.   RELATED PARTY TRANSACTIONS (CONTINUED)

b)Other than disclosed elsewhere, the Company had the following significant related party transactions for the years ended December 31, 2020, 2021 and 2022:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Services provided to:
-SZ Century	—	1,445	14,089	2,043
-SH Edge Interchange	—	—	651	94
-Jingliang Inter Cloud	880	480	—	—
-BJ New Internet	—	170	—	—
-Xiaomi Group	527,679	—	—	—
-Qidi Tech	3,478	—	—	—
-BJ Cheetah	98	—	—	—
-BJ Kingsoft	43	—	—	—
-Others	305	144	2	0.3

Services provided by:
-CYSD	38,918	38,918	36,673	5,317
-Beijing Huaqing	4,389	1,254	—	—
-BJ Kingsoft	16,867	—	—	—
-APL	8,124	—	—	—
-Jingliang Inter Cloud	4,956	—	—	—
-Others	796	1,223	513	74

Loan to:
-Shanghai Puping	62,531	75,611	—	—
- BJ New Internet	—	261	—	—
-SH Edge Interchange	—	—	500	72

Interest income from loan to:
-SH Shibei	—	1,321	—	—
-SH Edge Interchange	—	—	1	0.1

Lease deposit paid to:
-Ziguang Finance Leasing	135	—	—	—

Lease payment paid to:
-Ziguang Finance Leasing	30,776	10,431	—	—
-Beijing Qidi Yefeng	4,516	2,154	—	—
-Tuspark Harmonious	43,703	—	—	—

Cash consideration for shares repurchase
-Tuspark Innovation	—	1,701,804	—	—
-King Venture	130,472	—	—	—

25.   RELATED PARTY TRANSACTIONS (CONTINUED)

c)The Company had the following related party balances as of December 31, 2021 and 2022:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Amounts due from related parties:
Current:
-Shanghai Puping	138,142	138,142	20,029
- SZ Century	16,996	—	—
-SH Shibei	11,121	11,121	1,612
- BJ New Internet	441	441	64
-SH Edge Interchange	—	1,191	173
-Others	1,267	1,194	173
	167,967	152,089	22,051
Amounts due to related parties:
Current:
- CYSD	6,870	6,398	928
-APL	765	—	—
- SZ Century	571	—	—
-Others	566	530	76
	8,772	6,928	1,004